Business acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill	$ 3,089,432	$ 3,089,432	$ 0
Network Bridges Inc.
Business Combination, Consideration Transferred [Abstract]
Cash(1)	3,150,001
Number of ordinary shares issued	$ 850,000
Number of ordinary shares issued (in shares)	84,634
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	$ 556,361	556,361
Accounts receivable	203,115	203,115
Prepayments and other current assets	22,991	22,991
Property and equipment, net	15,190	15,190
Intangible assets, net	212,824	212,824
Salary and welfare payable	(30,520)	(30,520)
Taxes payable and other accrued liabilities	(16,186)	(16,186)
Deferred tax liabilities(2)	53,206	53,206
Total identifiable net assets acquired	910,569	910,569
Goodwill	3,089,432	3,089,432
Total purchase consideration	4,000,001	$ 4,000,001
Deferred tax liability, period of recognition		5 years
Network Bridges Inc. | Developed Technology
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, net	$ 212,824	$ 212,824
Finite-lived intangible asset, useful life	5 years
Amortization of intangible assets	$ 3,547